SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Inventories
Raw materials		$ 80,893
Work in progress		382,982
Finished goods	2,256,352	5,652,593
Spare parts for production	227,938	310,759
Total	$ 2,484,290	$ 6,427,227